Consolidated statements of comprehensive income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated statements of comprehensive income [Abstract]
Net income for the year	$ 114,795	$ 15,458	$ 903
Items that will not be subsequently reclassified to profit or loss
Actuarial gains, net (Note 22)	4,551	8,453	31,121
Revaluation surplus (deficit) (Note 24)	22,974	0	(58,231)
Income tax on other comprehensive income	(8,257)	(2,536)	8,133
Total of other comprehensive income for the year	19,268	5,917	(18,977)
Comprehensive income (loss) for the year	134,063	21,375	(18,074)
Attributable to:
Non-controlling interest	309	(4,733)	(2,638)
Controlling interest	$ 133,754	$ 26,108	$ (15,436)